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May 23, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          HIMCO Variable Insurance Trust – Preliminary Registration Statement on Form N-14
(File No. 811-22954)

Dear Sir or Madam:

On behalf of HIMCO Variable Insurance Trust (the “Registrant”), attached for filing by means of the EDGAR system is a preliminary registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”).  This preliminary N-14 is being filed in connection with the reorganization of Hartford Portfolio Diversifier HLS Fund (“Acquired Fund”), a series of Hartford Series Fund, Inc., with and into HIMCO VIT Portfolio Diversifier Fund (“Acquiring Fund”), a series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all assets and liabilities of the Acquired Fund.

No fees are required in connection with this filing.  Please call the undersigned at 617.654.8624 or John V. O’Hanlon at 617.728.7111 with any questions regarding the attached.

Sincerely,

/s/ Kevin M. O’Brien
Kevin M. O’Brien

Attachment